BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
SUMMARY OF DISAGGREGATION OF REVENUE

The following is a summary of revenue for the six months ended June 30, 2021 and 2020, disaggregated by type:

	2021	2020
Professional Services Revenue	$593,898	$463,385
Sale of goods	544,793	-
Software Solution Revenue	180,697	57,934
	$1,319,388	$521,319

The following is a summary of revenue for the years ended December 31, 2020 and 2019, disaggregated by type:

	2020	2019
Professional Services Revenue	$935,214	$654,374
Software Solution Revenue	74,735	26,358
	$1,009,949	$680,732